10. Loss Per Share: Schedule of Earnings Per Share, Basic and Diluted (Details) (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Details
Net loss	$ (83,631)	$ (36,113)	$ (144,406)	$ (145,127)
Interest expense on conversion of promissory notes				2,700
Net earnings (loss) diluted	$ (86,631)	$ (36,113)	$ (144,406)	$ (147,827)
Weighted average share outstanding: Basic	64,326,051	64,470,950	64,430,687	63,953,607
Weighted average share outstanding: Diluted	64,326,051	64,470,950	64,430,687	63,953,607
Loss per share: Basic	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.002)
Loss per share: Diluted	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.002)